Preferred and Common Stock Warrants - Common Stock Warrants (Details) - $ / shares	12 Months Ended
	Dec. 31, 2017	Oct. 31, 2017	Dec. 31, 2016	Sep. 30, 2014
Class of Warrant or Right [Line Items]
IPO stated per share threshold (in dollars per share)				$ 17.00
Common Stock Warrants
Class of Warrant or Right [Line Items]
Warrants to purchase common stock (in shares)	83,237		233,023
Exercise price (in dollars per share)			$ 6.62
Warrants to purchase common stock (in shares)	149,786
Shares issued, price per share (in dollars per share)	$ 25.28
Shares issued for warrant exercise (in shares)	111,147
IPO
Class of Warrant or Right [Line Items]
IPO price per share (in usd per share)		$ 22.00